STATEMENT OF SHAREHOLDER'S EQUITY - BRL (R$) R$ in Thousands	SHARE STOCK	ADVANCES FOR FUTURE CAPITAL INCREASE	CAPITAL RESERVES	LEGAL	PROFIT RETENTION	STATUTORY	SPECIAL RESERVE OF DIVIDENDS	STATUTORY - INVESTMENTS	ACCUMULATED PROFIT / LOSSES	ACCUMULATED OTHER COMPREHENSIVE INCOME	EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	NON CONTROLLING INTEREST	Total
Equity at beginning of the year at Dec. 31, 2018	R$ 31,305,331		R$ 13,867,170	R$ 834,414	R$ 5,947,331	R$ 183,006	R$ 2,291,889	R$ 6,631,189	R$ (296,156)	R$ (5,588,668)	R$ 55,175,505	R$ 504,395	R$ 55,679,900
Accumulative conversion adjustments										7,795	7,795		7,795
Post-employment benefit adjustments										415,190	415,190		415,190
Financial instruments at fair value by means of OCI										577,419	577,419		577,419
Deferred Income tax and social contribution over OCI										(196,322)	(196,322)		(196,322)
Adjustment of Controlled / Associated Companies									(157,209)	(1,525,305)	(1,682,514)	14,443	(1,668,071)
Advances for future capital increase		R$ 7,751,940									7,751,940		7,751,940
Financial instruments - Hedge										(1,439)	(1,439)		(1,439)
Net income in the year									11,195,036		11,195,036	(61,617)	11,133,420
Constitution of reserves				534,856	2,008,963	106,971		5,348,562	(7,999,352)
Proposed dividends									(2,540,567)		(2,540,567)		(2,540,567)
Equity at end of the year at Dec. 31, 2019	31,305,331	7,751,940	13,867,170	1,369,270	7,956,294	289,977	2,291,889	11,979,751	201,752	(6,311,330)	70,702,043	457,221	71,159,264
Accumulative conversion adjustments	7,751,940	R$ (7,751,940)								58,302	58,302		58,302
Post-employment benefit adjustments										(222,164)	(222,164)		(222,164)
Financial instruments at fair value by means of OCI										63,584	63,584		63,584
Deferred Income tax and social contribution over OCI										(21,619)	(21,619)		(21,619)
Adjustment of Controlled / Associated Companies									(16,472)	(1,921,240)	(1,937,712)	(232,859)	(2,170,571)
Financial instruments - Hedge										279	279		279
Remuneration to Unclaimed Shareholders - Prescribed									4,044		4,044		4,044
Net income in the year									6,338,688		6,338,688	48,625	6,387,313
Constitution of reserves				316,934	1,471,208	63,387		3,169,344	(5,020,873)
Proposed dividends									(1,507,139)		(1,507,139)		(1,507,139)
Equity at end of the year at Dec. 31, 2020	39,057,271		13,867,170	1,686,204	9,427,502	353,364	2,291,889	15,149,095		(8,354,188)	73,478,307	272,987	73,751,294
Accumulative conversion adjustments										19,190	19,190		19,190
Post-employment benefit adjustments										211,030	211,030		211,030
Financial instruments at fair value by means of OCI										(237,372)	(237,372)		(237,372)
Deferred Income tax and social contribution over OCI										80,706	80,706		80,706
Adjustment of Controlled / Associated Companies									(31,183)	587,232	556,049	(44,919)	511,130
Net income in the year									5,646,141		5,646,141	67,492	5,713,633
Constitution of reserves				282,307	1,112,161	56,461		2,823,071	(4,274,000)
Proposed dividends									R$ (1,340,958)		(1,340,958)		(1,340,958)
Approval of the additional dividend by the AGO							R$ (2,291,889)				(2,291,889)		(2,291,889)
Equity at end of the year at Dec. 31, 2021	R$ 39,057,271		R$ 13,867,170	R$ 1,968,511	R$ 10,539,663	R$ 409,825		R$ 17,972,166		R$ (7,693,402)	R$ 76,121,204	R$ 295,560	R$ 76,416,764